Organization and Business Description (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)	May 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	May 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares
Organization and Business Description (Details) [Line Items]
Total consideration	$ 14,950	¥ 98.3
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares				$ 0.001		$ 0.001
Nami Holding (Cayman) Co., Ltd (“Nami Cayman”) [Member]
Organization and Business Description (Details) [Line Items]
Acquired percentage			100.00%		100.00%
Total consideration | $			$ 25,340
Cash			$ 7,010		¥ 50.0
Common stock issued (in Shares) | shares			1,562,726		1,562,726
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares			$ 11.73
Comman stock value | $			$ 18,330